Stock-based compensation - Share options plan (Details) - CAD CAD / shares in Units, CAD in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Proceeds from options exercised		CAD 575	CAD 284
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Exercised (in shares))			(102,040)
Share option plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number shares acquired per each option exercised		1
Stock options annual vesting percentage		20.00%
Number of shares authorized for issuance (in shares)		3,399,399
Proceeds from options exercised		CAD 575	CAD 284
Total intrinsic value of options exercised		CAD 640	CAD 187
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Beginning balance (in shares)		1,176,080	1,448,000
Exercised (in shares))	[1]	(176,800)	(102,040)
Forfeited (in shares)		(85,740)	(169,880)
Ending balance (in shares)		913,540	1,176,080
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Beginning balance (CAD per share)		CAD 5.56	CAD 5.33
Exercised (CAD per share)	[1]	3.26	2.77
Forfeited (CAD per share)		12.36	5.31
Ending balance (CAD per share)		CAD 5.36	CAD 5.56
Share option plan | Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Years from grant date stock options expire		10 years

[1]	All stock options exercised resulted in new common shares being issued (note 17(a))